Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
	Useful Life	December 31,	December 31,
	years	2017	2016
Furniture and fixtures	5	$15,755	$14,018
Vehicles	4	30,734	133,885
Electronic equipment	3	23,573	19,628
Less: accumulated depreciation		(23,728)	(79,068)
Property and equipment, net		$46,334	$88,463